Zaxis International Inc. - Statements of Cash Flows (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Net loss	$ (23,530)	$ (23,329)
Expenses paid by issuance of common stock	0	0
Fair value of services provided by related parties	18,000	18,000
(Increase) decrease in current assets	0	0
Increase (decrease) in accounts payable and accrued expenses	5,530	5,329
Cash flows used by operating activities	0	0
Cash used in investing activities	0	0
Advances from related parties	0	0
Cash generated by financing activities	0	0
Change in cash	0	0
Cash - beginning of period	0	0
Cash - end of period	$ 0	$ 0